TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Taxes On Income Tables
Schedule of Deferred tax assets
	Year ended December 31,	Year ended December 31,
	2015	2014
	$ In thousands

Net Operating loss carry forward	$(133)	$(98)

Deferred tax asset before valuation allowance	45	22
Valuation allowance	(45)	(22)
Net deferred tax asset	$-	$-